Commitments - Consideration Payable on Acquisition (Details) R$ in Thousands, $ in Thousands, $ in Billions																										6 Months Ended	12 Months Ended
	Feb. 28, 2028 USD ($)	Feb. 28, 2028 BRL (R$)	Feb. 28, 2027 USD ($)	Feb. 28, 2027 BRL (R$)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 BRL (R$)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 BRL (R$)	Jan. 29, 2025 shares	Jan. 17, 2025 USD ($) shares	Dec. 23, 2024 USD ($)	Dec. 23, 2024 BRL (R$)	Aug. 30, 2024 USD ($) shares	Aug. 27, 2024 shares	Aug. 26, 2024 shares	Aug. 01, 2024 USD ($)	Aug. 01, 2024 BRL (R$)	Jul. 16, 2024 USD ($) shares	May 16, 2024 USD ($) shares	Apr. 01, 2024 USD ($) shares	Feb. 28, 2024 USD ($) shares	Jan. 31, 2024 shares	Jan. 10, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares	Jun. 15, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 01, 2026 USD ($)	Aug. 01, 2026 BRL (R$)	Aug. 01, 2025 USD ($)	Aug. 01, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 09, 2024 USD ($)	Aug. 07, 2024 USD ($)	Aug. 07, 2024 BRL (R$)	Aug. 01, 2024 BRL (R$)	Jul. 16, 2024 COP ($)	Apr. 01, 2024 BRL (R$)	Mar. 22, 2024 USD ($)	Nov. 01, 2023 USD ($)	Apr. 12, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration Payable On Acquisition, Current																										$ 101,986	$ 101,986		$ 59,087
Consideration Payable On Acquisition, Noncurrent																										121,238	121,238		42,853
Contingent consideration recognised as of acquisition date																										$ 121,238	121,238		42,853														$ 29,122
Non-Cash Consideration Payable on Acquisition																											(107,889)		(29,748)	$ (17,596)
Payment Of Acquisition Payable																											(86,167)		(14,684)	0
Deferred Consideration																											(11,245)		(22,961)	(24,444)
Class A Common [Member]
Disclosure of detailed information about business combination [line items]
Stock issued during period, shares, new issues (in shares) | shares													1,398	303,388	245,355			903,988	740,634	337,992	595,898		1,879,977	378,267	682,741	323,600
Proceeds from issuing shares													$ 3,700					$ 14,700	$ 10,300	$ 4,900	$ 12,500		$ 28,700	$ 5,400	$ 10,100
Moneda
Disclosure of detailed information about business combination [line items]
Deferred consideration payable, current																							$ 28,700			$ 28,747	28,747		48,710
Deferred Consideration Expenses																											(9,057)		(22,229)	(24,444)
Acquisition Payables Paid																														$ 16,437
Moneda | Class A Common [Member]
Disclosure of detailed information about business combination [line items]
Stock issued during period, shares, new issues (in shares) | shares									2,423,546													2,423,546	1,879,977
Moneda | Moneda's Former Partners
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition																										58,700	58,700
GPMS [Member]
Disclosure of detailed information about business combination [line items]
Deferred consideration payable, current																										6,120	6,120		0
Consideration Payable On Acquisition, Current																										20,268	20,268		0
Deferred consideration payable, noncurrent																										6,120	6,120		0
Consideration Payable On Acquisition, Noncurrent																										24,299	24,299		0
Contingent consideration recognised as of acquisition date																										$ 25,329	$ 25,329		0
Percentage of consideration																										50.00%	50.00%								50.00%
CSHG [Member]
Disclosure of detailed information about business combination [line items]
Deferred consideration payable, current																										$ 116	$ 116		0
Deferred consideration Payable On Acquisition, Noncurrent																										1,797	1,797		0
Stock issued during period, shares, new issues (in shares) | shares															303,388
Cash Consideration Paid																																				$ 63,500
VBI [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable post acquisition																										1,455	1,455		0
Consideration Payable On Acquisition, Current																										32,327	32,327		2,553
Consideration payable post acquisition, Non-current [Member]																										1,394	1,394		0
Consideration Payable On Acquisition, Noncurrent																										31,934	31,934		0
Contingent consideration recognised as of acquisition date																										0	0		11,053								$ 10,100	R$ 56,800								$ 8,355
Stock issued during period, shares, new issues (in shares) | shares																				337,992
Cash Consideration Paid																				$ 4,900											$ 1,500	R$ 9,500			R$ 50,000						R$ 25,000	$ 1,200				$ 10,815
Percentage of exercise of options																50.00%																							50.00%
VBI [Member] | Class A Common [Member]
Disclosure of detailed information about business combination [line items]
Consideration Payable On Acquisition, Current																										65,300	65,300								404,500
Stock issued during period, shares, new issues (in shares) | shares										1,246,846
Cash Consideration Paid | R$																																			R$ 229,200
Proceeds from issuing shares										$ 14,500																	28,300	R$ 175,300
VBI [Member] | Class A Common [Member] | Not later than one month [member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid																$ 3,900																							R$ 22,200
VBI [Member] | Class A Common [Member] | Later than one year and not later than two years
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid																15,900																							98,400
VBI [Member] | Class A Common [Member] | Later than two years and not later than three years
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid																17,500																							108,600
VBI [Member] | Class A Preferred Shares [Member]
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares																700	R$ 3,800										6,300	38,700
VBI [Member] | CDI [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid																$ 1,500				$ 5,200											$ 1,700	R$ 10,600	$ 3,200	R$ 20,100					R$ 8,300		R$ 28,400
Bancolombia
Disclosure of detailed information about business combination [line items]
Consideration Payable On Acquisition, Current																										5,279	5,279		1,348
Consideration Payable On Acquisition, Noncurrent																										19,982	19,982		24,652
Igah [Member]
Disclosure of detailed information about business combination [line items]
Consideration Payable On Acquisition, Current																										460	460		0
Consideration Payable On Acquisition, Noncurrent																										2,071	2,071		0
Contingent consideration recognised as of acquisition date																																													$ 0
Cash Consideration Paid																																													$ 8,116
Percentage of exercise of options											29.72%	29.72%
Proceeds from issuing shares	$ 600	R$ 3,900	$ 1,100	R$ 6,700	$ 1,100	R$ 6,700	$ 500	R$ 2,900																			600	R$ 4,100
Igah [Member] | Later than one year and not later than five years [member]
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares											$ 3,900	R$ 24,300
Nexus [Member]
Disclosure of detailed information about business combination [line items]
Consideration Payable On Acquisition, Noncurrent																										2,227	2,227		0
Contingent consideration recognised as of acquisition date																		$ 6,400								6,085	6,085		0											$ 25
Nexus [Member] | 2027
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date																										6,100	6,100
Kamaroopin [Member]
Disclosure of detailed information about business combination [line items]
Consideration Payable On Acquisition, Current																							$ 1,000			0	0		1,020
Contingent consideration Payable On Acquisition, current																										7,214	7,214		0
Contingent consideration recognised as of acquisition date																										0	0		7,148															$ 4,707
Kamaroopin [Member] | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date																										4,700	4,700
Kamaroopin [Member] | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date																										7,200	7,200
Bari [Member]
Disclosure of detailed information about business combination [line items]
Consideration Payable On Acquisition, Current																										0	0		3,570
Move Capital S.A. and Morc Gestora de Recursos de Crédito Ltda. renamed to VBI Capital Ltda. (collectively, “Move”) [Member]
Disclosure of detailed information about business combination [line items]
Consideration Payable On Acquisition, Current																										0	0		$ 1,886
Bari and Move Capital S.A. [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable post acquisition																										$ 3,600	$ 3,600